UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wilkinson O Grady & Co., Inc.
Address: 499 Park Avenue
         7th Floor
         New York, NY  10022

13F File Number:  28-04930

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Wilkinson
Title:     Chief Compliance Officer
Phone:     212-644-5252

Signature, Place, and Date of Signing:

     /s/ Charles Wilkinson     New York, NY/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     73

Form13F Information Table Value Total:     $382,278 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204      502    35980 SH       SOLE                    35980        0        0
ABBOTT LABS                    COM              002824100     7582   158942 SH       SOLE                   158942        0        0
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     8608   330070 SH       SOLE                   330070        0        0
APACHE CORP                    COM              037411105    15424   240654 SH       SOLE                   240654        0        0
APPLE INC                      COM              037833100    19094   181639 SH       SOLE                   181639        0        0
BERKLEY W R CORP               COM              084423102     1525    67625 SH       SOLE                    67625        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    13310   298420 SH       SOLE                   298420        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     1014    16865 SH       SOLE                    16865        0        0
CAMECO CORP                    COM              13321L108      961    55975 SH       SOLE                    55975        0        0
CARRIZO OIL & CO INC           COM              144577103     1170   131745 SH       SOLE                   131745        0        0
CELGENE CORP                   COM              151020104    13083   294670 SH       SOLE                   294670        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      218    12800 SH       SOLE                    12800        0        0
CHEVRON CORP NEW               COM              166764100      812    12083 SH       SOLE                    12083        0        0
CHINA LIFE INS CO LTD          SPON ADR REP H   16939P106     5192   105448 SH       SOLE                   105448        0        0
CHUBB CORP                     COM              171232101     1788    42240 SH       SOLE                    42240        0        0
CISCO SYS INC                  COM              17275R102      284    16947 SH       SOLE                    16947        0        0
CNOOC LTD                      SPONSORED ADR    126132109     1147    11400 SH       SOLE                    11400        0        0
COLGATE PALMOLIVE CO           COM              194162103     1841    31220 SH       SOLE                    31220        0        0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209    16199  1217945 SH       SOLE                  1217945        0        0
CONSOLIDATED EDISON INC        COM              209115104      432    10900 SH       SOLE                    10900        0        0
CORE LABORATORIES N V          COM              N22717107      760    10390 SH       SOLE                    10390        0        0
ENCANA CORP                    COM              292505104      423    10426 SH       SOLE                    10426        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      205    12500 SH       SOLE                    12500        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      262    11785 SH       SOLE                    11785        0        0
EOG RES INC                    COM              26875P101    15861   289649 SH       SOLE                   289649        0        0
EXPRESS SCRIPTS INC            COM              302182100     3297    71400 SH       SOLE                    71400        0        0
EXXON MOBIL CORP               COM              30231G102     8512   124991 SH       SOLE                   124991        0        0
FAMILY DLR STORES INC          COM              307000109    38943  1167010 SH       SOLE                  1167010        0        0
FLIR SYS INC                   COM              302445101      897    43800 SH       SOLE                    43800        0        0
FLUOR CORP NEW                 COM              343412102     3490   101005 SH       SOLE                   101005        0        0
FOSTER WHEELER AG              COM              H27178104    12438   711980 SH       SOLE                   711980        0        0
GERDAU S A                     SPONSORED ADR    373737105      653   119450 SH       SOLE                   119450        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     3019    49550 SH       SOLE                    49550        0        0
HEWLETT PACKARD CO             COM              428236103      371    11586 SH       SOLE                    11586        0        0
HOME DEPOT INC                 COM              437076102      325    13800 SH       SOLE                    13800        0        0
IMPERIAL OIL LTD               COM NEW          453038408    24365   675855 SH       SOLE                   675855        0        0
INTEL CORP                     COM              458140100      411    27367 SH       SOLE                    27367        0        0
JOHNSON & JOHNSON              COM              478160104     6432   122288 SH       SOLE                   122288        0        0
LINEAR TECHNOLOGY CORP         COM              535678106      387    16820 SH       SOLE                    16820        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      767    26100 SH       SOLE                    26100        0        0
MCDONALDS CORP                 COM              580135101     3349    61365 SH       SOLE                    61365        0        0
MERCK & CO INC                 COM              589331107      326    12200 SH       SOLE                    12200        0        0
MICROSOFT CORP                 COM              594918104     1443    78576 SH       SOLE                    78576        0        0
MONSANTO CO NEW                COM              61166W101    38708   465803 SH       SOLE                   465803        0        0
NATIONAL OILWELL VARCO INC     COM              637071101    21568   751250 SH       SOLE                   751250        0        0
NEWMONT MINING CORP            COM              651639106      463    10340 SH       SOLE                    10340        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109      604    15955 SH       SOLE                    15955        0        0
PEPSICO INC                    COM              713448108     2698    52416 SH       SOLE                    52416        0        0
PFIZER INC                     COM              717081103      454    33334 SH       SOLE                    33334        0        0
PLUM CREEK TIMBER CO INC       COM              729251108      520    17900 SH       SOLE                    17900        0        0
PROCTER & GAMBLE CO            COM              742718109      531    11275 SH       SOLE                    11275        0        0
QUALCOMM INC                   COM              747525103     1048    26940 SH       SOLE                    26940        0        0
RITCHIE BROS AUCTIONEERS       COM              767744105    10543   567155 SH       SOLE                   567155        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      539    12167 SH       SOLE                    12167        0        0
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      254    17760 SH       SOLE                    17760        0        0
SCHEIN HENRY INC               COM              806407102     8108   202750 SH       SOLE                   202750        0        0
SCHLUMBERGER LTD               COM              806857108    12428   305950 SH       SOLE                   305950        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     2564   165450 SH       SOLE                   165450        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407      207    10534 SH       SOLE                    10534        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      424    20080 SH       SOLE                    20080        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      236    26770 SH       SOLE                    26770        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803      261    16729 SH       SOLE                    16729        0        0
SIGMA ALDRICH CORP             COM              826552101     4119   109000 SH       SOLE                   109000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     8305    91990 SH       SOLE                    91990        0        0
STRYKER CORP                   COM              863667101      627    18420 SH       SOLE                    18420        0        0
SUNCOR ENERGY INC              COM              867229106     9138   411415 SH       SOLE                   411415        0        0
SYNGENTA AG                    SPONSORED ADR    87160A100     6165   153705 SH       SOLE                   153705        0        0
TOTAL SYS SVCS INC             COM              891906109      353    25572 SH       SOLE                    25572        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100    10965   186351 SH       SOLE                   186351        0        0
UNITEDHEALTH GROUP INC         COM              91324P102      614    20995 SH       SOLE                    20995        0        0
WAL MART STORES INC            COM              931142103     1818    34887 SH       SOLE                    34887        0        0
WALGREEN CO                    COM              931422109      260    10000 SH       SOLE                    10000        0        0
WELLS FARGO & CO NEW           COM              949746101      634    44536 SH       SOLE                    44536        0        0